Statements of Operations (Interim Periods Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Related party license revenues	$ 650,000	$ 650,000	$ 1,950,000	$ 1,950,000
Service revenues	163,381		414,115
Related party license and service revenues					2,663,328	2,600,000	2,600,000
Product revenues	318,447	504,902	831,472	703,983	1,154,838	69,450
Total revenues	1,131,828	1,154,902	3,195,587	2,653,983	3,818,166	2,669,450	2,600,000
Costs and operating expenses:
Cost of product revenues	133,371	308,020	391,797	421,357	656,414	16,314
Research and development costs	573,562	909,910	1,749,253	3,133,635	4,251,476	5,681,031	6,067,617
Reversal of R&D obligation (see Note 9)			(882,537)
Costs of withdrawn IPO						1,788,609
Selling, general, and administrative	1,441,934	1,367,644	4,585,082	3,709,120	4,831,814	4,698,786	3,595,917
Total costs and operating expenses	2,148,867	2,585,574	5,843,595	7,264,112	9,739,704	12,184,740	9,663,534
Operating loss	(1,017,039)	(1,430,672)	(2,648,008)	(4,610,129)	(5,921,538)	(9,515,290)	(7,063,534)
Other income (expense):
Gain on change in fair value of derivative liability						1,227,500
Other income (expense), net	21,112	480	(3,513)	(2,431)	104,850	413,623
Interest income	7,200	425	10,180	3,218	3,481	10,403	106,197
Interest expense	(85,828)	(705,839)	(2,507,582)	(1,846,164)	(2,498,204)	(1,590,471)	(152,473)
Loss before taxes					(8,311,411)	(9,454,235)	(7,109,810)
Income tax expense							49,250
Net loss	$ (1,074,555)	$ (2,135,606)	$ (5,148,923)	$ (6,455,506)	$ (8,311,411)	$ (9,454,235)	$ (7,159,060)
Net loss per share attributable to common stockholders:
Basic and diluted (in Dollars per share)	$ (0.02)	$ (0.13)	$ (0.14)	$ (0.41)	$ (0.52)	$ (1.40)	$ (1.34)
Weighted average shares outstanding:
Basic and diluted (in Shares)	47,531,093	16,041,240	37,807,188	15,919,249	15,961,371	6,773,714	5,336,633